As filed January 4, 2001

                                          U.S. SECURITIES AND EXCHANGE COMMISSION

                                                   Washington, DC 20549

                                                         FORM N-14
                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                               Pre-Effective Amendment No. 1
                                             Post-Effective Amendment No. |_|
                                             (Check appropriate box or boxes)

                                                  American Skandia Trust
                                    (Exact Name of Registrant as Specified in Charter)

                                                      (203) 926-1888
                                             (Area Code and Telephone Number)

                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Address of Principal Executive Offices:
                                          (Number, Street, City, State, Zip Code)

                                                 Edward P. Macdonald, Esq.
                                             Secretary, American Skandia Trust
                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Name and Address of Agent for Service:
                                       (Number and Street) (City) (State) (Zip Code)

                                                        Copies to:

                                                 Robert K. Fulton, Esquire
                                            Stradley Ronon Stevens & Young, LLP
                                                 2600 One Commerce Square
                                                Philadelphia, PA 19103-7098

                                 Approximate Date of Proposed Public Offering: As soon as
                              practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the
Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the AST MFS Growth Portfolio of American
Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of
1940, as amended.

We hereby incorporate by reference to the Shareholder letter, Notice, Prospectus/Proxy Statement, Statement of Additional
Information, Part C and Exhibits that were filed on Form N-14 for the AST Alger Growth Portfolio on December 6, 2000.

                                                        SIGNATURES
                                                        ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of Shelton and State of Connecticut, on the 4th day of January, 2001.
                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/ Edward P. Macdonald
                                                                           -----------------------
                                                                           Edward P. Macdonald
                                                                           Secretary

         As required by the  Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

/s/ Jan R. Carendi*                         President (Principal                        1/4/01
------------------                                                                      ------
Jan R. Carendi                              Executive Officer)
                                            and Trustee

/s/ Richard G. Davy, Jr.                    Treasurer (Chief                            1/4/01
------------------------                                                                ------
Richard G. Davy, Jr.                        Financial and Accounting
                                            Officer)

/s/ David E. A. Carson*                     Trustee                                     1/4/01
----------------------                                                                  ------
David E. A. Carson

/s/ Julian A. Lerner*                       Trustee                                     1/4/01
---------------------                                                                   ------
Julian A. Lerner

/s/ Thomas M. O'Brien*                      Trustee                                     1/4/01
---------------------                                                                   ------
Thomas M. O'Brien

/s/ John A. Pileski*                        Trustee                                     1/4/01
-------------------                                                                     ------
John A. Pileski

/s/ F. Don Schwartz*                        Trustee                                     1/4/01
-------------------                                                                     ------
F. Don Schwartz

                                            *By:/s/ Edward P. Macdonald
                                                -----------------------
                                                  Edward P. Macdonald

                                *Pursuant to Powers of Attorney filed on December 6, 2000.